Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	36Kr Holdings Inc.
Document Period End Date	Dec. 31, 2021
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001779476
Entity Voluntary Filers	No
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity File Number	001-39117
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	5-6/F, Tower A1, Junhao Central Park Plaza
Entity Address, Address Line Two	No. 10 South Chaoyang Park Avenue
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Postal Zip Code	100026
Entity Address, Country	CN
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Firm ID	1424
Auditor Location	Beijing, the People’s Republic of China
Document Accounting Standard	U.S. GAAP
Business Contact
Document and Entity Information
Entity Address, Address Line One	5-6/F, Tower A1, Junhao Central Park Plaza
Entity Address, Address Line Two	No. 10 South Chaoyang Park Avenue
Entity Address, City or Town	Chaoyang District, Beijing
Entity Address, Postal Zip Code	100026
Entity Address, Country	CN
Contact Personnel Name	Ms. Lin Wei
City Area Code	+86 10
Local Phone Number	5825-4188
Contact Personnel Fax Number	weilin@36kr.com
Ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	989,789,295
Class A ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	893,706,595
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	96,082,700
American depositary shares
Document and Entity Information
Trading Symbol	KRKR
Title of 12(b) Security	American depositary shares, each ADS represents 25 Class A ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ